EQUITY - Ordinary shares (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Sep. 29, 2023	Sep. 28, 2023	Jun. 30, 2023	Mar. 21, 2023	Mar. 20, 2023	Mar. 06, 2023	Mar. 05, 2023	Dec. 31, 2022	May 25, 2022	May 11, 2022
EQUITY
Authorized capital			$ 9,600,000	$ 60,000		$ 60,000	$ 50,000	$ 60,000	$ 50,000		$ 50,000
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	6,250,000		1,000,000,000	6,250,000	37,500,000	31,250,000		31,250,000
Ordinary shares, par value (in dollars per share)	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0096	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0016	$ 0.0096	$ 0.0016	$ 0.0005